Exhibit 1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Franklin BSP Realty Trust, Inc.

Benefit Street Partners Realty Operating Partnership, L.P.

1345 Avenue of the Americas, Suite 32A

New York, New York 10105

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of commercial mortgage loans in connection with the proposed offering by BSPRT 2024-FL11 Issuer, LLC. Franklin BSP Realty Trust, Inc. and Benefit Street Partners Realty Operating Partnership, L.P. (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Barclays Capital Inc., Wells Fargo Securities, LLC and J.P. Morgan Securities LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 9, 2024, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 23 mortgage loans secured by 36 mortgaged properties (the “Collateral Interests”).

Member of Deloitte Touche Tohmatsu Limited

From August 13, 2024 through September 9, 2024, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. At the instruction of the Company, we did not perform any procedures with respect to the Characteristics for the related Collateral Interest indicated on the attached Appendix B (the “Unverifiable Characteristics”). Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interests that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix C.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Collateral Interests or (iii) compliance of the originators of the Collateral Interests with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 9, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, mortgage deed of trust, management agreement, participation agreement, minimum interest calculation spreadsheet or servicer billing statements (collectively, the “Loan Agreement”);
•	Note splitter and note splitter schedule (collectively, the “Note Splitter”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary, lease estoppel or STR Global’s monthly STAR report (collectively, the “Rent Roll”);
•	The settlement or closing statement, additional funding statement or additional funding memo (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”);
•	Hotel franchise agreement (the “Franchise Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	Asset summary report (the “ASR”).

Appendix A

CHARACTERISTICS

Count	Characteristic	Source Document
1	Collateral Interest Number	None - Company Provided
2	Collateral Interest Type	None - Company Provided
3	Unclosed/Closed	None - Company Provided
4	Collateral Interest Status	None - Company Provided
5	Collateral Interest / Property Flag	None - Company Provided
6	# of Properties	Loan Agreement
7	Collateral Interest/Mortgaged Property Name	None - Company Provided
8	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
9	Property Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report
13	County	Appraisal Report
14	Year Built	Appraisal Report
15	Year Renovated	Appraisal Report
16	Property Type	Appraisal Report
17	Specific Property Type	Appraisal Report
18	Number of Units	Rent Roll
19	Unit of Measure	Rent Roll
20	Occupancy (%)	Rent Roll
21	Occupancy Date	Rent Roll
22	Ownership Interest	Title Policy
23	Loan Purpose	Settlement Statement
24	Note Date	Loan Agreement
25	First Payment Date	Loan Agreement
26	Mortgage Loan Commitment Original Balance ($)	Loan Agreement
27	Mortgage Loan Commitment Original Balance / Unit ($)	Refer to calculation procedures[1]
28	Mortgage Loan Initial Funded Amount ($)	Loan Agreement
29	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement
30	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
31	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures[1]
32	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicer Report
33	Future Funding Advance Conditions	Loan Agreement
34	Mortgage Loan Balloon Balance ($)	Refer to calculation procedures
35	Mortgage Loan Balloon Balance / Unit ($)	Refer to calculation procedures[1]
36	Mortgage Loan Annual Debt Service Payment (IO) ($)	Refer to calculation procedures
37	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Refer to calculation procedures
38	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Refer to calculation procedures
39	Mortgage Loan Maturity Annual Debt Service (P&I) ($)	Refer to calculation procedures
40	Mortgage Loan Maturity Annual Debt Service (Cap) ($)	Refer to calculation procedures
41	Collateral Interest Cut-off Date Balance ($)	Servicer Report
42	Aggregate Collateral Interest Cut-off Date Balance %	Refer to calculation procedures
43	Collateral Interest Balloon Balance ($)	Refer to calculation procedures
44	Future Funding Participation Cut-off Date Balance ($)	Refer to calculation procedures

Appendix A

Count	Characteristic	Source Document
45	Collateral Interest Annual Debt Service Payment (IO) ($)	Refer to calculation procedures
46	Collateral Interest Annual Debt Service Payment (P&I) ($)	Refer to calculation procedures
47	Collateral Interest Annual Debt Service Payment (Cap) ($)	Refer to calculation procedures
48	Pari Passu Funded Amount	Servicer Report
49	Pari Passu Balance in Other Securitization	Servicer Report
50	Rate Type	Loan Agreement
51	Index	Loan Agreement
52	Index Rate Assumption	None - Company Provided
53	Mortgage Loan Margin	Loan Agreement
54	Mortgage Loan Cut-off Date Interest Rate	Refer to calculation procedures
55	Mortgage Loan Margin Change (Y/N)	Loan Agreement
56	Mortgage Loan Margin Change Description	Loan Agreement
57	Mortgage Loan Rate Cap	Refer to calculation procedures
58	Mortgage Loan Rate Floor	Refer to calculation procedures
59	Mortgage Loan Index Floor	Loan Agreement
60	Mortgage Loan Index Cap	Loan Agreement
61	Mortgage Loan Index Cap Termination Date	Loan Agreement
62	Mortgage Loan Index Cap Provider	Loan Agreement
63	Collateral Interest Margin	Loan Agreement
64	Collateral Interest Cut-off Date Interest Rate	Refer to calculation procedures
65	Junior Participation Cut-off Date Balance	Servicer Report
66	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report
67	Junior Participation Balloon Payment ($)	Refer to calculation procedures
68	Junior Participation Cut-off Date Margin	Loan Agreement
69	Junior Participation Cut-off Date Interest Rate	Refer to calculation procedures
70	Amortization Type During Initial Term	Loan Agreement
71	Initial IO Period	Loan Agreement
72	Initial IO Period (Remaining)	Refer to calculation procedures
73	Original Loan Term (Initial)	Loan Agreement
74	Original Loan Term (Remaining)	Refer to calculation procedures
75	ARD Loan (Y/N)	Loan Agreement
76	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
77	Seasoning (months)	Refer to calculation procedures
78	Extension Options (Y/N)	Loan Agreement
79	Extension Options Description	Loan Agreement
80	Amortization Type During Extensions	Loan Agreement
81	Amortization Type During Extensions Description	Loan Agreement
82	First Extension Period (months)	Loan Agreement
83	First Extension Fee	Loan Agreement
84	First Extension Period Requirements	Loan Agreement
85	First Extension Floor	Loan Agreement
86	First Extension Cap	Loan Agreement
87	Second Extension Period (months)	Loan Agreement
88	Second Extension Fee	Loan Agreement
89	Second Extension Period Requirements	Loan Agreement
90	Second Extension Floor	Loan Agreement
91	Second Extension Cap	Loan Agreement

Appendix A

Count	Characteristic	Source Document
92	Third Extension Period (months)	Loan Agreement
93	Third Extension Fee	Loan Agreement
94	Third Extension Period Requirements	Loan Agreement
95	Third Extension Floor	Loan Agreement
96	Third Extension Cap	Loan Agreement
97	Fully Extended Loan Term (Initial)	Loan Agreement
98	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
99	Fully Extended Maturity Date	Loan Agreement
100	Third Most Recent As Of Period	Underwriting Model
101	Third Most Recent Revenues	Underwriting Model
102	Third Most Recent Expenses	Underwriting Model
103	Third Most Recent NOI	Underwriting Model
104	Third Most Recent NCF	Underwriting Model
105	Third Most Recent Occupancy (For Hospitality)	Underwriting Model
106	Third Most Recent ADR	Underwriting Model
107	Third Most Recent RevPAR	Underwriting Model
108	Second Most Recent As Of Period	Underwriting Model
109	Second Most Recent Revenues	Underwriting Model
110	Second Most Recent Expenses	Underwriting Model
111	Second Most Recent NOI	Underwriting Model
112	Second Most Recent NCF	Underwriting Model
113	Second Most Recent Occupancy (For Hospitality)	Underwriting Model
114	Second Most Recent ADR	Underwriting Model
115	Second Most Recent RevPAR	Underwriting Model
116	Most Recent As Of Period	Underwriting Model
117	Most Recent Revenues	Underwriting Model
118	Most Recent Expenses	Underwriting Model
119	Most Recent NOI	Underwriting Model
120	Most Recent NCF	Underwriting Model
121	Most Recent Occupancy (For Hospitality)	Underwriting Model
122	Most Recent ADR	Underwriting Model
123	Most Recent RevPAR	Underwriting Model
124	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures[1]
125	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures[1]
126	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures[1]
127	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures[1]
128	Collateral Interest Most Recent NOI DSCR	Refer to calculation procedures[1]
129	Collateral Interest Most Recent NCF DSCR	Refer to calculation procedures[1]
130	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Refer to calculation procedures[1]
131	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Refer to calculation procedures[1]
132	Underwritten Occupancy (%)	Underwriting Model
133	Underwritten Revenues ($)	Underwriting Model
134	Underwritten Expenses ($)	Underwriting Model
135	Underwritten NOI ($)	Underwriting Model
136	Underwritten Reserves ($)	Underwriting Model

Appendix A

Count	Characteristic	Source Document
137	Underwritten NCF ($)	Underwriting Model
138	Underwritten ADR	Underwriting Model
139	Underwritten RevPAR	Underwriting Model
140	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Refer to calculation procedures[1]
141	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Refer to calculation procedures[1]
142	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Refer to calculation procedures[1]
143	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Refer to calculation procedures[1]
144	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Refer to calculation procedures[1]
145	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Refer to calculation procedures[1]
146	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Refer to calculation procedures[1]
147	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Refer to calculation procedures[1]
148	Underwritten Stabilized Occupancy (%)	Underwriting Model
149	Underwritten Stabilized Revenues ($)	Underwriting Model
150	Underwritten Stabilized Expenses ($)	Underwriting Model
151	Underwritten Stabilized NOI ($)	Underwriting Model
152	Underwritten Stabilized Reserves ($)	Underwriting Model
153	Underwritten Stabilized NCF ($)	Underwriting Model
154	Underwritten Stabilized ADR	Underwriting Model
155	Underwritten Stabilized RevPAR	Underwriting Model
156	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
157	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
158	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]
159	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
160	Collateral Interest Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
161	Collateral Interest Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
162	Collateral Interest Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]
163	Collateral Interest Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
164	Appraisal Stabilized Occupancy (%)	Underwriting Model
165	Appraisal Stabilized Revenues ($)	Underwriting Model
166	Appraisal Stabilized Expenses ($)	Underwriting Model
167	Appraisal Stabilized NOI ($)	Underwriting Model
168	Appraisal Stabilized Reserves ($)	Underwriting Model
169	Appraisal Stabilized NCF ($)	Underwriting Model
170	Appraisal Stabilized ADR	Underwriting Model

Appendix A

Count	Characteristic	Source Document
171	Appraisal Stabilized RevPAR	Underwriting Model
172	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures[1]
173	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures[1]
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures[1]
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures[1]
176	Collateral Interest Appraisal Stabilized NOI DSCR	Refer to calculation procedures[1]
177	Collateral Interest Appraisal Stabilized NCF DSCR	Refer to calculation procedures[1]
178	Collateral Interest Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures[1]
179	Collateral Interest Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures[1]
180	Borrower	Loan Agreement
181	Recourse	Guaranty
182	Recourse Provisions	Guaranty
183	Recourse Carveout Guarantor	Guaranty
184	Sponsor	Guaranty
185	Affiliated Sponsor (Y/N)	Loan Agreement
186	Tenants-in-common (Y/N)	Loan Agreement
187	Ground Lease (Y/N)	Ground Lease
188	Annual Ground Lease Payment ($)	Ground Lease
189	Ground Lease Initial Expiration Date	Ground Lease
190	Ground Lease Extension (Y/N)	Ground Lease
191	# of Ground Lease Extension Options	Ground Lease
192	Ground Lease Expiration Date with Extensions	Ground Lease
193	Engineering Report Date	Property Condition Report
194	Environmental Report Date (Phase I)	ESA Phase I Report
195	Environmental Report Date (Phase II)	ESA Phase II Report
196	Environmental Insurance (Y/N)	Insurance Certificate
197	Seismic Report Date	Seismic Report / Property Condition Report
198	Seismic PML %	Seismic Report / Property Condition Report
199	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate
200	Lockbox Type	Loan Agreement / CMA
201	Cash Management Type	Loan Agreement / CMA
202	Cash Management Trigger Event	Loan Agreement / CMA
203	Tax Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
204	Tax Escrow (Cut-off Date) ($)	Servicer Report
205	Tax Escrow (Monthly) ($)	Loan Agreement / Settlement Statement
206	Springing Tax Escrow Description	Loan Agreement
207	Insurance Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
208	Insurance Escrow (Cut-off Date) ($)	Servicer Report

Appendix A

Count	Characteristic	Source Document
209	Insurance Escrow (Monthly)($)	Loan Agreement / Settlement Statement
210	Springing Insurance Escrow Description	Loan Agreement
211	Replacement Reserve (Upfront)($)	Loan Agreement / Settlement Statement
212	Replacement Reserve (Cut-off Date)($)	Servicer Report
213	Replacement Reserve (Monthly)($)	Loan Agreement / Settlement Statement
214	Replacement Reserve Cap($)	Loan Agreement
215	Springing Replacement Reserve Description	Loan Agreement
216	TI/LC Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
217	TI/LC Reserve (Cut-off Date) ($)	Servicer Report
218	TI/LC Reserve (Monthly)($)	Loan Agreement / Settlement Statement
219	TI/LC Reserve Cap($)	Loan Agreement
220	Springing TI/LC Reserve Description	Loan Agreement
221	Environmental Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
222	Environmental Reserve (Cut-off Date) ($)	Servicer Report
223	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
224	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report
225	Debt Service Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
226	Debt Service Reserve (Cut-off Date) ($)	Servicer Report
227	Debt Service Reserve (Monthly)($)	Loan Agreement / Settlement Statement
228	Debt Service Reserve Cap($)	Loan Agreement
229	Springing Debt Service Reserve Description	Loan Agreement
230	Other Reserves (Upfront)($)	Loan Agreement / Settlement Statement
231	Other Reserves (Cut-Off Date)($)	Servicer Report
232	Other Reserves (Monthly)($)	Loan Agreement / Settlement Statement
233	Other Reserves Cap ($)	Loan Agreement
234	Other Reserves Description	Loan Agreement
235	Other Reserves 2 (Upfront)($)	Loan Agreement / Settlement Statement
236	Other Reserves 2 (Cut-Off Date) ($)	Servicer Report
237	Other Reserves 2 (Monthly)($)	Loan Agreement / Settlement Statement
238	Other Reserves 2 Cap ($)	Loan Agreement
239	Other Reserves 2 Description	Loan Agreement
240	Subordinate Debt (Y/N)	Subordinate Debt Documents
241	Subordinate Debt Type	Subordinate Debt Documents

Appendix A

Count	Characteristic	Source Document
242	Subordinate Debt Margin	Subordinate Debt Documents
243	Subordinate Debt Interest Rate	Refer to calculation procedures
244	Subordinate Debt Cut-off Date Balance ($)	Servicer Report
245	Total Debt Cut-off Date Balance ($)	Refer to calculation procedures
246	Subordinate Debt Annual Debt Service Payment (P&I) ($)	Refer to calculation procedures
247	Subordinate Debt Annual Debt Service at Cap ($)	Refer to calculation procedures
248	Subordinate Debt Amortization Type	Subordinate Debt Documents
249	Subordinate Debt Rate Type	Subordinate Debt Documents
250	Subordinate Debt Floor	Subordinate Debt Documents
251	Subordinate Debt Cap	Subordinate Debt Documents
252	Subordinate Debt Index Rounding	Subordinate Debt Documents
253	Subordinate Debt Index	Subordinate Debt Documents
254	Subordinate Debt Accrual	Subordinate Debt Documents
255	Total Debt Cut-off Date As-Is LTV	Refer to calculation procedures[1]
256	Total Debt Cut-off Date UW NCF DSCR	Refer to calculation procedures[1]
257	Total Debt Cut-off Date UW NOI DY	Refer to calculation procedures[1]
258	Future Debt Permitted (Y/N)	Loan Agreement
259	Permitted Future Debt Type	Loan Agreement
260	Grace Period Default (Days)	Loan Agreement
261	Grace Period Late (Days)	Loan Agreement
262	Initial Prepayment Provision	Loan Agreement
263	Remaining Call Protection (Cut-off Date)	Loan Agreement
264	Upfront Minimum Interest Period	Loan Agreement
265	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
266	Appraisal Firm	Appraisal Report
267	As-Is Appraisal Valuation Date	Appraisal Report
268	As-Is Appraised Value ($)	Appraisal Report
269	Stabilized Appraised Value ($)	Appraisal Report
270	Appraisal Anticipated Stabilization Date	Appraisal Report
271	Mortgage Loan Cut-off Date As-Is LTV Ratio	Refer to calculation procedures[1]
272	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Refer to calculation procedures[1]
273	Collateral Interest Cut-off Date As-Is LTV Ratio	Refer to calculation procedures[1]
274	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Refer to calculation procedures[1]
275	Interest Accrual Basis	Loan Agreement
276	Interest Accrual Period Start	Loan Agreement
277	Interest Accrual Period End	Loan Agreement
278	Index Rounding Factor	Loan Agreement
279	Lookback Period	Loan Agreement
280	Single-Tenant (Y/N)	Rent Roll
281	Property Manager	Management Agreement
282	Largest Tenant Name	Rent Roll
283	Largest Tenant Square Feet	Rent Roll
284	Largest Tenant Square Feet %	Refer to calculation procedures
285	Largest Tenant Expiration Date	Rent Roll
286	2nd Largest Tenant Name	Rent Roll
287	2nd Largest Tenant Square Feet	Rent Roll

Appendix A

Count	Characteristic	Source Document
288	2nd Largest Tenant Square Feet %	Refer to calculation procedures
289	2nd Largest Tenant Expiration Date	Rent Roll
290	3rd Largest Tenant Name	Rent Roll
291	3rd Largest Tenant Square Feet	Rent Roll
292	3rd Largest Tenant Square Feet %	Refer to calculation procedures
293	3rd Largest Tenant Expiration Date	Rent Roll
294	4th Largest Tenant Name	Rent Roll
295	4th Largest Tenant Square Feet	Rent Roll
296	4th Largest Tenant Square Feet %	Refer to calculation procedures
297	4th Largest Tenant Expiration Date	Rent Roll
298	5th Largest Tenant Name	Rent Roll
299	5th Largest Tenant Square Feet	Rent Roll
300	5th Largest Tenant Square Feet %	Refer to calculation procedures
301	5th Largest Tenant Expiration Date	Rent Roll
302	Hotel Franchise	Franchise Agreement
303	Hotel Franchise Expiration Date	Franchise Agreement
304	Control	None - Company Provided
305	Note	None - Company Provided

1 For each Collateral Interest indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Collateral Interest.

Calculation Procedures

With respect to Characteristic 27, we recomputed the Mortgage Loan Commitment Original Balance / Unit ($) by dividing the Mortgage Loan Commitment Original Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 31, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 34, we set the Mortgage Loan Balloon Balance ($) equal to the Mortgage Loan Commitment Original Balance ($).

With respect to Characteristic 35, we recomputed the Mortgage Loan Balloon Balance / Unit ($) by dividing the Mortgage Loan Balloon Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 36, we recomputed the Mortgage Loan Annual Debt Service Payment (IO) ($) as the product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 37, we set the Mortgage Loan Annual Debt Service Payment (P&I) ($) equal to the Mortgage Loan Annual Debt Service Payment (IO) ($).

With respect to Characteristic 38, we recomputed the Mortgage Loan Annual Debt Service Payment (Cap) as the product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 39, we recomputed the Mortgage Loan Maturity Annual Debt Service (P&I) ($) as the product of (i) Mortgage Loan Balloon Balance ($), (ii) Mortgage Loan Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 40, we recomputed the Mortgage Loan Maturity Annual Debt Service (Cap) ($) as the product of (i) Mortgage Loan Balloon Balance ($), (ii) Mortgage Loan Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 42, we recomputed the Aggregate Collateral Interest Cut-off Date Balance % by dividing the Collateral Interest Cut-off Date Balance ($) by the sum of the Collateral Interest Cut-off Date Balance ($) of all the Collateral Interests.

With respect to Characteristic 43, we set the Collateral Interest Balloon Balance ($) equal to the Collateral Interest Cut-off Date Balance ($).

With respect to Characteristic 44, we recalculated the Future Funding Participation Cut-off Date Balance ($) by subtracting the Mortgage Loan Cut-off Date Balance ($) from the Mortgage Loan Commitment Original Balance ($).

With respect to Characteristic 45, we recomputed the Collateral Interest Annual Debt Service Payment (IO) ($) as the product of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 46, we set the Collateral Interest Annual Debt Service Payment (P&I) ($) equal to the Collateral Interest Annual Debt Service Payment (IO) ($).

With respect to Characteristic 47, we recomputed the Collateral Interest Annual Debt Service Payment (Cap) ($) as the product of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Rate Cap (as defined below) and (iii) a fraction equal to 365/360. The “Collateral Interest Rate Cap” is equal to the sum of Collateral Interest Margin and the Mortgage Loan Index Cap.

With respect to Characteristic 54, we recomputed the Mortgage Loan Cut-off Date Interest Rate as the sum of the Mortgage Loan Margin and Index Rate Assumption, as rounded based on the Index Rounding Factor, subject to the Mortgage Loan Rate Floor.

With respect to Characteristic 57, we recomputed the Mortgage Loan Rate Cap as the sum of the Mortgage Loan Margin and the Mortgage Loan Index Cap.

With respect to Characteristic 58, we recomputed the Mortgage Loan Rate Floor as the sum of the Mortgage Loan Margin and the Mortgage Loan Index Floor.

With respect to Characteristic 64, we recomputed the Collateral Interest Cut-off Date Interest Rate as the sum of the Collateral Interest Margin and Index Rate Assumption, as rounded based on the Index Rounding Factor, subject to the Mortgage Loan Index Cap.

With respect to Characteristic 67, we set the Junior Participation Balloon Payment ($) equal to the Junior Participation Cut-off Date Balance (as applicable).

With respect to Characteristic 69, we recomputed the Junior Participation Cut-off Date Interest Rate as the sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption, as rounded based on the Index Rounding Factor (as applicable).

With respect to Characteristic 72, we recomputed the Initial IO Period (Remaining) by subtracting the Seasoning (months) from the Initial IO Period.

With respect to Characteristic 74, we recomputed the Original Loan Term (Remaining) by subtracting the Seasoning (months) from the Original Loan Term (Initial).

With respect to Characteristic 77, we recomputed the Seasoning (months) by determining the number of payment dates (not less than 0) from an inclusive of the First Payment Date to and inclusive of the “Cut-Off Date” (as stipulated by representatives of the Company).

With respect to Characteristic 98, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Seasoning (months) from the Fully Extended Loan Term (Initial).

With respect to Characteristic 124, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent NOI by the Mortgage Loan Annual Debt Service Payment (IO) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 125, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent NCF by the Mortgage Loan Annual Debt Service Payment (IO) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 126, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 127, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 128, we recomputed the Collateral Interest Most Recent NOI DSCR by dividing the Most Recent NOI by the sum of the (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as defined below) (as applicable). The “Pari Passu Annual Debt Service” is equal to the product of (i) Collateral Interest Cut-off Date Interest Rate, (ii) Pari Passu Funded Amount and (iii) a fraction equal to 365/360. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 129, we recomputed the Collateral Interest Most Recent NCF DSCR by dividing the Most Recent NCF by the sum of the (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 130, we recomputed the Cut-off Date Collateral Interest Most Recent NOI Debt Yield by dividing the Most Recent NOI by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.

With respect to Characteristic 131, we recomputed the Cut-off Date Collateral Interest Most Recent NCF Debt Yield by dividing the Most Recent NCF by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 140, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR by dividing the Underwritten NOI ($) by the (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Annual Debt Service Payment (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “Southwest Industrial Portfolio,” “Enclave & Lakeside at La Frontera,” “Deseo Grande,” “The Hudson,” “Hotel Landy,” “Vineyard Hills Apartments,” “LYV Broadway,” “Citrus Park Industrial” and “Smart Living Texas City” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR equal to 1.00.

With respect to Characteristic 141, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR by dividing the Underwritten NCF ($) by the (i) Mortgage Loan Annual Debt Service Payment (IO) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Annual Debt Service Payment (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “Southwest Industrial Portfolio,” “Enclave & Lakeside at La Frontera,” “Deseo Grande,” “The Hudson,” “Hotel Landy,” “Vineyard Hills Apartments,” “LYV Broadway,” “Citrus Park Industrial” and “Smart Living Texas City” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR equal to 1.00.

With respect to Characteristic 142, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield by dividing the Underwritten NOI ($) by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Underwritten NOI ($) greater than $0.00.

With respect to Characteristic 143, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield by dividing the Underwritten NCF ($) by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NCF ($) greater than $0.00.

With respect to Characteristic 144, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR by dividing the Underwritten NOI ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap) (as defined below). The “Pari Passu Annual Debt Service (Cap)” is equal to the product of (i) Collateral Interest Rate Cap, (ii) Pari Passu Funded Amount and (iii) a fraction equal to 365/360. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,”

“Aspire at Silverleaf Apartments,” “Palacio Apartments,” “Southwest Industrial Portfolio,” “Enclave & Lakeside at La Frontera,” “Deseo Grande,” “The Hudson,” “Hotel Landy,” “Vineyard Hills Apartments,” “LYV Broadway,” “Citrus Park Industrial” and “Smart Living Texas City” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR equal to 1.00.

With respect to Characteristic 145, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR by dividing the Underwritten NCF ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “Southwest Industrial Portfolio,” “Enclave & Lakeside at La Frontera,” “Deseo Grande,” “The Hudson,” “Hotel Landy,” “Vineyard Hills Apartments,” “LYV Broadway,” “Citrus Park Industrial” and “Smart Living Texas City” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR equal to 1.00

With respect to Characteristic 146, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield by dividing the Underwritten NOI ($) by the sum of the (i) Collateral Interest Balloon Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NOI ($) greater than $0.00.

With respect to Characteristic 147, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield by dividing the Underwritten NCF ($) by the sum of the (i) Collateral Interest Balloon Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NCF ($) greater than $0.00.

With respect to Characteristic 156, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “The Hudson” and “LYV Broadway,” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR equal to 1.00.

With respect to Characteristic 157, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity

Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “The Hudson” and “LYV Broadway,” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR equal to 1.00.

With respect to Characteristic 158, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 159, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 160, we recomputed the Collateral Interest Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “The Hudson” and “LYV Broadway,” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Underwritten Stabilized NOI DSCR equal to 1.00.

With respect to Characteristic 161, we recomputed the Collateral Interest Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “The Hudson” and “LYV Broadway,” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Underwritten Stabilized NCF DSCR equal to 1.00.

With respect to Characteristic 162, we recomputed the Collateral Interest Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 163, we recomputed the Collateral Interest Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 172, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “LYV Broadway” and “Citrus Park Industrial” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR equal to 1.00.

With respect to Characteristic 173, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “LYV Broadway” and “Citrus Park Industrial” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR equal to 1.00.

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 176, we recomputed the Collateral Interest Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “LYV Broadway” and “Citrus Park Industrial” we

did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Appraisal Stabilized NOI DSCR equal to 1.00.

With respect to Characteristic 177, we recomputed the Collateral Interest Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (IO) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “LYV Broadway” and “Citrus Park Industrial” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Appraisal Stabilized NCF DSCR equal to 1.00.

With respect to Characteristic 178, we recomputed the Collateral Interest Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 179, we recomputed the Collateral Interest Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 243, we recomputed the Subordinate Debt Interest Rate as the sum of the Subordinate Debt Margin and the Index Rate Assumption, as rounded based on the Subordinate Debt Index Rounding, subject to the Subordinate Debt Floor and Subordinate Debt Cap (as applicable). Further, with respect to the Collateral Interest identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments” and “Palacio Apartments,” the Collateral Interests bear interest at a fixed rate and we set the Subordinate Debt Interest Rate equal to 8.000% as stipulated in the applicable Subordinate Debt Documents and, with respect to the Collateral Interest identified on the Data File as “Citrus Park Industrial,” the Collateral Interest bears interest at a fixed rate and we set the Subordinate Debt Interest Rate equal to 15.000% as stipulated in the applicable Subordinate Debt Documents.

With respect to Characteristic 245, we recomputed the Total Debt Cut-off Date Balance ($) as the sum of the Mortgage Loan Cut-off Date Balance ($), Junior Participation Cut-off Date Balance and Subordinate Debt Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Junior Participation Cut-off Date Balance and/or Subordinate Debt Cut-off Date Balance ($) greater than $0.00.

With respect to Characteristic 246, we recomputed the Subordinate Debt Annual Debt Service Payment (P&I) ($) as the product of (i) the Subordinate Debt Cut-off Date Balance ($), (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360 (as applicable).

With respect to Characteristic 247, we recomputed the Subordinate Debt Annual Debt Service Payment (Cap) ($) as the product of (i) the Subordinate Debt Cut-off Date Balance ($), (ii) the Subordinate Debt Cap and (iii) a fraction equal to 365/360 (as applicable).

With respect to Characteristic 255, we recomputed the Total Debt Cut-off Date As-Is LTV by dividing the Total Debt Cut-off Date Balance ($) by the As-Is Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 256, we recomputed the Total Debt Cut-off Date UW NCF DSCR by dividing the Underwritten NCF ($) by the sum of (i) the Subordinate Debt Annual Debt Service Payment (P&I) ($) (as applicable) and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Grand Cypress Apartments,” “Aspire at Silverleaf Apartments,” “Palacio Apartments,” “Enclave & Lakeside at La Frontera” and “Citrus Park Industrial,” we did not perform such calculation and were instructed by representatives of the Company to set the Total Debt Cut-off Date UW NCF DSCR for each such Collateral Interest equal to 1.00. This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 257, we recomputed the Total Debt Cut-off Date UW NOI DY by dividing the Underwritten NOI ($) by the Total Debt Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 271, we recomputed the Mortgage Loan Cut-off Date As-Is LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 272, we recomputed the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Commitment Original Balance ($) by the Stabilized Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 273, we recomputed the Collateral Interest Cut-off Date As-Is LTV Ratio by dividing the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount by the As-Is Appraised Value ($).

With respect to Characteristic 274, we recomputed the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio by dividing the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($) by the Stabilized Appraised Value ($).

With respect to Characteristic 284, we recomputed the Largest Tenant Square Feet % by dividing the Largest Tenant Square Feet by the Number of Units. This procedure was only performed for the Collateral Interests with a Largest Tenant Square Feet greater than 0.

With respect to Characteristic 288, we recomputed the 2nd Largest Tenant Square Feet % by dividing the 2nd Largest Tenant Square Feet by the Number of Units. This procedure was only performed for the Collateral Interests with a 2nd Largest Tenant Square Feet greater than 0.

With respect to Characteristic 292, we recomputed the 3rd Largest Tenant Square Feet % by dividing the 3rd Largest Tenant Square Feet by the Number of Units. This procedure was only performed for the Collateral Interests with a 3rd Largest Tenant Square Feet greater than 0.

With respect to Characteristic 296, we recomputed the 4th Largest Tenant Square Feet % by dividing the 4th Largest Tenant Square Feet by the Number of Units. This procedure was only performed for the Collateral Interests with a 4th Largest Tenant Square Feet greater than 0.

With respect to Characteristic 300, we recomputed the 5th Largest Tenant Square Feet % by dividing the 5th Largest Tenant Square Feet by the Number of Units. This procedure was only performed for the Collateral Interests with a 5th Largest Tenant Square Feet greater than 0.

Appendix B

Unverifiable Characteristics

Collateral Interest	Characteristic
The Smyth	Future Funding Advance Conditions

Appendix C

Missing Source Documents

Collateral Interest	Missing Source Document*
Park on First Apartments	Loan Agreement, Note Splitter, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Ratings Screenshots, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Servicer Report, Property Condition Report, ESA Phase I Report, ESA Phase II Report, Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion and ASR, each as applicable.
Tower Place	Loan Agreement, Note Splitter, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Ratings Screenshots, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Servicer Report, Property Condition Report, ESA Phase I Report, ESA Phase II Report, Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion and ASR, each as applicable.

* With respect to the calculation procedures that contained Characteristics related to the Missing Source Documents indicated above, we were instructed by representatives of the Company to use the respective information set forth on the Data File, for such Characteristic, for purposes of such calculation procedures.